Consolidated Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016 [1]
Income Statement [Abstract]
Revenues, net	$ 9,663,657	$ 5,984,440	$ 15,660,342	$ 10,178,869	$ 25,743,612	$ 20,371,826
Cost of revenues	7,938,340	4,273,396	12,454,053	7,268,079	19,329,831	12,959,749
Gross profit	1,725,317	1,711,044	3,206,289	2,910,790	6,413,781	7,412,077
Operating expense:
General and administrative expenses	3,726,585	2,302,981	6,920,598	4,754,187	13,189,879	7,689,898
Research and development	177,098	107,107	269,603	297,552	465,940	1,008,433
Total operating expense	3,903,683	2,410,088	7,190,201	5,051,739	13,655,819	8,698,331
Loss from operations	(2,178,366)	(699,044)	(3,983,912)	(2,140,949)	(7,242,038)	(1,286,254)
Other income (expense):
Interest expense, net	(207,271)	(106,607)	(354,199)	(275,698)	(635,445)	(818,234)
Other income (expense), net	16,732	(8,482)	3,271	41,164	200,589	42,505
Changes in fair value of derivative liabilities	(2,191,677)		(1,156,518)		861,302
Gain from settlements of liabilities	103,560		129,298		276,026
Total other income (expense)	(2,278,656)	(115,089)	(1,378,148)	(234,534)	702,472	(775,729)
Net loss	(4,457,022)	(814,133)	(5,362,060)	(2,375,483)	(6,539,566)	(2,061,983)
Comprehensive loss:
Net loss	(4,457,022)	(814,133)	(5,362,060)	(2,375,483)	(6,539,566)	(2,061,983)
Other comprehensive loss:
Foreign currency translation gain (loss)	(30,549)	7,187	(25,686)	(16,526)	(34,930)	(12,918)
Total comprehensive loss	$ (4,487,571)	$ (806,946)	$ (5,387,746)	$ (2,392,009)	$ (6,574,496)	$ (2,074,901)
Net loss per common share - basic and diluted	$ (0.45)	$ (0.18)	$ (0.55)	$ (0.51)	$ (1.20)	$ (0.48)
Weighted average number of common shares outstanding - basic and diluted	9,810,905	4,621,687	9,760,427	4,621,687	5,455,161	4,299,315

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis